Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 2,705,000	$ 2,087,400
Restricted cash	21,000	21,174	0
Accounts receivable, net	272,584,000	32,528,000
Accounts receivable, related party	9,332,000	11,710,000
Contract assets	793,000	3,840,000
Contract assets, related party		2,634,000
Due from related party	1,357,000	1,358,000
Prepaid expenses and other current assets	4,075,000	5,272,803
Total current assets	290,867,000	59,451,000
Property, plant and equipment, net	117,000	126,054
Intangible assets, net	39,612,000	41,438,000
Capital work-in-progress	331,000	439,000
Goodwill	48,697,000	48,697,000
Other receivable, related party	416,000	427,000
Right of use asset	148,000	167,807
Total assets	380,188,000	150,746,000
Current liabilities:
Accounts payable	270,977,000	34,441,000
Accounts payable, related party	4,296,000	9,261,000
Accrued expenses and other current liabilities	3,131,000	2,407,000
Due to related party	7,273,000	7,997,000
Accounts receivable financing facility	13,747,000	12,674,000
Contingent consideration	40,753,000	34,839,000
Contract liabilities	257,000	335,309
Operating lease liability, current portion	64,000	65,156
Total current liabilities	340,498,000	102,018,696
Operating lease liability, net of current portion	83,000	102,000
Deferred tax liability	4,469,000	4,470,480
Total liabilities	345,050,000	106,591,000
Commitments and contingencies
Stockholders’ equity:
Preferred stock
Common Stock	9,000	9,000
Common stock to be issued value	1,135,000	3,407,000
Additional paid-in capital	76,990,000	74,243,000
Accumulated deficit	(42,820,000)	(33,415,041)
Accumulated other comprehensive income	46,000	133,000
Total stockholders’ equity	35,360,000	44,377,000
Non-controlling interest	(222,000)	(222,000)
Total liabilities and stockholders’ equity	35,138,000	44,155,000	(919,000)
Liabilities and Equity	380,188,000	150,746,000
Previously Reported
Current assets:
Cash and cash equivalents		2,087,400	107,475
Restricted cash		21,174
Accounts receivable, net		32,528,372
Accounts receivable, related party		11,709,931
Contract assets		3,840,357
Contract assets, related party		2,633,806
Due from related party		1,357,768
Prepaid expenses and other current assets		5,272,803	6,500
Total current assets		59,451,611	113,975
Property, plant and equipment, net		126,054
Intangible assets, net		41,437,559
Capital work-in-progress		439,264
Goodwill		48,697,465
Other receivable, related party		426,526
Right of use asset		167,807
Total assets		150,746,286	113,975
Current liabilities:
Accounts payable		34,441,494	482,461
Accounts payable, related party		9,260,754
Accrued expenses and other current liabilities		2,407,194
Due to related party		7,996,710	550,700
Accounts receivable financing facility		12,673,595
Contingent consideration		34,838,484
Contract liabilities		335,309
Operating lease liability, current portion		65,156
Total current liabilities		102,018,696	1,033,161
Operating lease liability, net of current portion		102,651
Deferred tax liability		4,470,480
Total liabilities		106,591,827	1,033,161
Commitments and contingencies
Stockholders’ equity:
Preferred stock
Common Stock		8,825	6,770
Common stock to be issued value		3,407,250
Additional paid-in capital		74,242,760	33,629,226
Accumulated deficit		(33,415,041)	(34,333,396)
Accumulated other comprehensive income		132,551
Total stockholders’ equity		44,376,345	(697,300)
Non-controlling interest		(221,886)	(221,886)
Total liabilities and stockholders’ equity		44,154,459	(919,186)
Liabilities and Equity		150,746,286	113,975
Series Quantum Preferred stock
Stockholders’ equity:
Preferred stock
Series Quantum Preferred stock | Previously Reported
Stockholders’ equity:
Preferred stock			$ 100